Lease Liabilities (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Lease Liabilities [Abstract]
Borrowings, interest rate	5.88%	5.88%	5.88%
Total cash outflows	$ 3,693,784	$ 475,531	$ 3,706,727	$ 4,010,084